Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenue	$ 865,705	$ 401,814
Cost of revenues	(508,462)	(236,661)
Gross profit	357,243	165,153
Operating expenses
General and administrative expenses	(2,813,636)	(2,202,161)	(889,107)
Total operating expenses	(2,813,636)	(2,202,161)	(889,107)
Other income, net
Interest expenses	35,737	3,977	27
Change in fair value of warrants	282,232	1,088,443	205,785
Equity investment loss	(22,245)
Other income	38,242	11,725
Total other income, net	333,966	1,104,145	205,812
Net loss from continuing operations before income taxes	(2,122,427)	(932,863)	(683,295)
Income tax expenses
Net loss from continuing operations	(2,122,427)	(932,863)	(683,295)
Net income (loss) from discontinued operations
Loss from discontinued operations		(9,357,421)	(82,206,040)
Gain on disposal of discontinued operations		37,845,726
Net income (loss) from discontinued operations		28,488,305	(82,206,040)
Net income (loss)	(2,122,427)	27,555,442	(82,889,335)
Less: Net loss attributable to non-controlling interests	15,827
Net (loss) income attributable to Urban Tea, Inc.'s Shareholders	(2,106,600)	27,555,442	(82,889,335)
Other comprehensive (loss) income
Foreign currency translation adjustment	(50,427)	502,076	7,422,092
Reclassified to net loss from discontinued operations		(804,298)
Total other comprehensive income (loss)	(50,427)	(302,222)	7,422,092
Comprehensive income (loss)	(2,157,027)	27,253,220	(75,467,243)
Less: Total comprehensive loss attributable to non-controlling interests	15,827
Comprehensive (loss) income attributable to Urban Tea, Inc.'s Shareholders	$ (2,141,200)	$ 27,253,220	$ (75,467,243)
(Loss) income per share- basic and diluted	$ (0.06)	$ 1.53	$ (7.11)
Net loss per share from continuing operations – basic and diluted	(0.06)	(0.05)	(0.06)
Net income (loss) per share from discontinued operations – basic and diluted		$ 1.58	$ (7.05)
Weighted Average Shares Outstanding-Basic and Diluted	33,227,331	18,055,150	11,653,729